Service | BLACKROCK MONEY MARKET PORTFOLIO
Fund Overview Key Facts About BlackRock Money Market Portfolio
Investment Objective
The investment objective of BlackRock Money Market Portfolio (the “Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Service BLACKROCK MONEY MARKET PORTFOLIO Service Shares
Management Fee	0.44%
Service Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers and/or Expense Reimbursements	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.50%	[1]
[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 23, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets through July 31, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the noninterested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Money Market Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Service | BLACKROCK MONEY MARKET PORTFOLIO | Service Shares | USD ($)	51	236	437	1,017

Principal Investment Strategies of the Fund
The Money Market Portfolio seeks to achieve its investment objective by investing in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions), and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund may purchase variable and floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.
  Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
  Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations. The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.
  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
  Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Performance Information
The information shows you how the Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares ANNUAL TOTAL RETURNS Money Market Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015). The year-to-date return as of June 30, 2016 was 0.10%.
As of 12/31/15 Average Annual Total Returns
Average Annual Total Returns	1 Year	5 Years	10 Years
Service | BLACKROCK MONEY MARKET PORTFOLIO | Service Shares	0.01%	none	1.19%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.